Fair Value Measurements (Details) (USD $)	12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended																																																																																																											3 Months Ended		12 Months Ended	3 Months Ended				12 Months Ended		3 Months Ended				12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Provision for impaired assets and restaurant closings	Mar. 31, 2012 Provision for impaired assets and restaurant closings	Dec. 31, 2012 Provision for impaired assets and restaurant closings	Dec. 31, 2011 Provision for impaired assets and restaurant closings	Dec. 31, 2010 Provision for impaired assets and restaurant closings	Mar. 31, 2013 Provision for impaired assets and restaurant closings Facility Closing	Mar. 31, 2012 Provision for impaired assets and restaurant closings Facility Closing	Dec. 31, 2012 Provision for impaired assets and restaurant closings Facility Closing	Dec. 31, 2011 Provision for impaired assets and restaurant closings Facility Closing	Dec. 31, 2010 Provision for impaired assets and restaurant closings Facility Closing	Mar. 31, 2013 Fair Value, inputs, level 1 Secured debt Term Loan B Facility		Dec. 31, 2012 Fair Value, inputs, level 1 Secured debt Term Loan B Facility		Mar. 31, 2013 Fair Value, inputs, level 1 Mortgages First mortgage loan		Dec. 31, 2012 Fair Value, inputs, level 1 Mortgages First mortgage loan		Mar. 31, 2013 Fair Value, inputs, level 1 Mezzanine mortgage debt CMBS 2012 first mezzanine loan		Dec. 31, 2012 Fair Value, inputs, level 1 Mezzanine mortgage debt CMBS 2012 first mezzanine loan		Mar. 31, 2013 Fair Value, inputs, level 1 Mezzanine mortgage debt CMBS 2012 second mezzanine loan		Dec. 31, 2012 Fair Value, inputs, level 1 Mezzanine mortgage debt CMBS 2012 second mezzanine loan		Mar. 31, 2013 Fair Value, inputs, level 1 Unsecured debt		Dec. 31, 2012 Fair Value, inputs, level 1 Unsecured debt		Mar. 31, 2013 Fair Value, inputs, level 2 Secured debt Term Loan B Facility		Dec. 31, 2012 Fair Value, inputs, level 2 Secured debt Term Loan B Facility		Mar. 31, 2013 Fair Value, inputs, level 2 Mortgages First mortgage loan		Dec. 31, 2012 Fair Value, inputs, level 2 Mortgages First mortgage loan		Mar. 31, 2013 Fair Value, inputs, level 2 Mezzanine mortgage debt CMBS 2012 first mezzanine loan		Dec. 31, 2012 Fair Value, inputs, level 2 Mezzanine mortgage debt CMBS 2012 first mezzanine loan		Mar. 31, 2013 Fair Value, inputs, level 2 Mezzanine mortgage debt CMBS 2012 second mezzanine loan		Dec. 31, 2012 Fair Value, inputs, level 2 Mezzanine mortgage debt CMBS 2012 second mezzanine loan		Mar. 31, 2013 Fair Value, inputs, level 2 Unsecured debt		Dec. 31, 2012 Fair Value, inputs, level 2 Unsecured debt		Mar. 31, 2013 Fair Value, inputs, level 3 Secured debt Term Loan B Facility		Dec. 31, 2012 Fair Value, inputs, level 3 Secured debt Term Loan B Facility		Mar. 31, 2013 Fair Value, inputs, level 3 Mortgages First mortgage loan		Dec. 31, 2012 Fair Value, inputs, level 3 Mortgages First mortgage loan		Mar. 31, 2013 Fair Value, inputs, level 3 Mezzanine mortgage debt CMBS 2012 first mezzanine loan		Dec. 31, 2012 Fair Value, inputs, level 3 Mezzanine mortgage debt CMBS 2012 first mezzanine loan		Mar. 31, 2013 Fair Value, inputs, level 3 Mezzanine mortgage debt CMBS 2012 second mezzanine loan		Dec. 31, 2012 Fair Value, inputs, level 3 Mezzanine mortgage debt CMBS 2012 second mezzanine loan		Mar. 31, 2013 Fair Value, inputs, level 3 Unsecured debt		Dec. 31, 2012 Fair Value, inputs, level 3 Unsecured debt		Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Secured debt Term loan facility	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Secured debt Pre-funded revolving credit facility	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Senior notes	Mar. 27, 2012 Interest rate cap Not Designated as Hedging Instrument New PRP Mortgages First mortgage loan	Dec. 31, 2011 Interest rate cap Not Designated as Hedging Instrument PRP Mortgages CMBS loan	Mar. 31, 2013 Carrying value Secured debt Term Loan B Facility		Dec. 31, 2012 Carrying value Secured debt Term Loan B Facility		Dec. 31, 2011 Carrying value Secured debt Term loan facility	Dec. 31, 2011 Carrying value Secured debt Pre-funded revolving credit facility	Mar. 31, 2013 Carrying value Mortgages First mortgage loan		Dec. 31, 2012 Carrying value Mortgages First mortgage loan		Mar. 31, 2013 Carrying value Mezzanine mortgage debt CMBS 2012 first mezzanine loan		Dec. 31, 2012 Carrying value Mezzanine mortgage debt CMBS 2012 first mezzanine loan		Mar. 31, 2013 Carrying value Mezzanine mortgage debt CMBS 2012 second mezzanine loan		Dec. 31, 2012 Carrying value Mezzanine mortgage debt CMBS 2012 second mezzanine loan		Mar. 31, 2013 Carrying value Unsecured debt		Dec. 31, 2012 Carrying value Unsecured debt		Dec. 31, 2011 Carrying value Senior notes	Dec. 31, 2011 Fair value, measurements, recurring Fair Value, inputs, level 1	Dec. 31, 2011 Fair value, measurements, recurring Fair Value, inputs, level 2	Dec. 31, 2011 Fair value, measurements, recurring Fair Value, inputs, level 3	Dec. 31, 2011 Fair value, measurements, recurring Money market funds Fair Value, inputs, level 1	Dec. 31, 2011 Fair value, measurements, recurring Money market funds Fair Value, inputs, level 2	Dec. 31, 2011 Fair value, measurements, recurring Money market funds Fair Value, inputs, level 3	Dec. 31, 2011 Fair value, measurements, recurring Carrying value	Dec. 31, 2011 Fair value, measurements, recurring Carrying value Money market funds	Mar. 31, 2013 Fair value, measurements, nonrecurring Fair Value, inputs, level 1 Assets Measured with Impairment, Year-to-Date	Dec. 31, 2012 Fair value, measurements, nonrecurring Fair Value, inputs, level 1 Assets Measured with Impairment, Year-to-Date	Mar. 31, 2012 Fair value, measurements, nonrecurring Fair Value, inputs, level 1 Assets Measured with Impairment, Year-to-Date	Dec. 31, 2011 Fair value, measurements, nonrecurring Fair Value, inputs, level 1 Assets Measured with Impairment, Year-to-Date	Mar. 31, 2013 Fair value, measurements, nonrecurring Fair Value, inputs, level 2 Assets Measured with Impairment, Year-to-Date	Dec. 31, 2012 Fair value, measurements, nonrecurring Fair Value, inputs, level 2 Assets Measured with Impairment, Year-to-Date	Mar. 31, 2012 Fair value, measurements, nonrecurring Fair Value, inputs, level 2 Assets Measured with Impairment, Year-to-Date	Dec. 31, 2011 Fair value, measurements, nonrecurring Fair Value, inputs, level 2 Assets Measured with Impairment, Year-to-Date	Mar. 31, 2013 Fair value, measurements, nonrecurring Fair Value, inputs, level 3 Long-lived assets held and used	Mar. 31, 2012 Fair value, measurements, nonrecurring Fair Value, inputs, level 3 Long-lived assets held and used	Dec. 31, 2012 Fair value, measurements, nonrecurring Fair Value, inputs, level 3 Long-lived assets held and used	Mar. 31, 2013 Fair value, measurements, nonrecurring Fair Value, inputs, level 3 Minimum Long-lived assets held and used		Mar. 31, 2012 Fair value, measurements, nonrecurring Fair Value, inputs, level 3 Minimum Long-lived assets held and used		Dec. 31, 2012 Fair value, measurements, nonrecurring Fair Value, inputs, level 3 Minimum Long-lived assets held and used		Mar. 31, 2013 Fair value, measurements, nonrecurring Fair Value, inputs, level 3 Maximum Long-lived assets held and used		Mar. 31, 2012 Fair value, measurements, nonrecurring Fair Value, inputs, level 3 Maximum Long-lived assets held and used		Dec. 31, 2012 Fair value, measurements, nonrecurring Fair Value, inputs, level 3 Maximum Long-lived assets held and used		Mar. 31, 2013 Fair value, measurements, nonrecurring Fair Value, inputs, level 3 Weighted average Long-lived assets held and used	Mar. 31, 2012 Fair value, measurements, nonrecurring Fair Value, inputs, level 3 Weighted average Long-lived assets held and used	Dec. 31, 2012 Fair value, measurements, nonrecurring Fair Value, inputs, level 3 Weighted average Long-lived assets held and used	Mar. 31, 2013 Fair value, measurements, nonrecurring Fair Value, inputs, level 3 Assets Measured with Impairment, Year-to-Date	Dec. 31, 2012 Fair value, measurements, nonrecurring Fair Value, inputs, level 3 Assets Measured with Impairment, Year-to-Date	Mar. 31, 2012 Fair value, measurements, nonrecurring Fair Value, inputs, level 3 Assets Measured with Impairment, Year-to-Date	Dec. 31, 2011 Fair value, measurements, nonrecurring Fair Value, inputs, level 3 Assets Measured with Impairment, Year-to-Date	Mar. 31, 2013 Fair value, measurements, nonrecurring Carrying value Assets Measured with Impairment, Year-to-Date	Dec. 31, 2012 Fair value, measurements, nonrecurring Carrying value Assets Measured with Impairment, Year-to-Date	Mar. 31, 2012 Fair value, measurements, nonrecurring Carrying value Assets Measured with Impairment, Year-to-Date	Dec. 31, 2011 Fair value, measurements, nonrecurring Carrying value Assets Measured with Impairment, Year-to-Date
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure																																																																																																						$ 37,707,000	$ 0	$ 0				$ 37,707,000
Money market funds, net value per dollar invested ratio		1
Derivative, notional amount																																																																													48,700,000	775,700,000
Cash and cash equivalents, fair value disclosure																																																																																																									30,208,000	0	0		30,208,000
Restricted cash																																																																																																									7,499,000	0	0		7,499,000
Long-lived assets held and used, fair value disclosure																																																																																																														0	0	0	29,455,000	3,383,000	3,585,000	650,000	0																			1,051,000	2,593,000	214,000	1,385,000	4,434,000	6,178,000	864,000	30,840,000
Long-lived assets held and used, losses				1,082,000	3,884,000	10,584,000	11,593,000	2,200,000
Restaurant closure and related expenses									800,000	500,000	2,400,000	2,400,000	3,000,000
Fair Value Inputs [Abstract]
Weighted-average cost of capital																																																																																																																						9.50%	11.20%						9.50%	[1]					11.20%	[1]			10.80%
Long-term growth rate																																																																																																																						2.00%	3.00%	3.00%
Annual revenue growth rate																																																																																																																									2.40%	[2]	(8.70%)	[2]	(8.70%)	[3]	3.00%	[2]	3.00%	[2]	4.30%	[3]	2.60%	2.40%	2.60%
Goodwill and indefinite-lived intangible asset impairment	0	0	0
Loans payable														0	[4]	0	[4]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]					985,969,000	[4]	1,010,000,000	[4]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]					0	[4]	0	[4]	334,927,000	[5]	334,678,000	[5]	90,133,000	[5]	90,371,000	[5]	91,284,000	[5]	91,423,000	[5]					953,536,000	31,020,000				975,000,000	[4]	1,000,000,000	[4]	1,014,400,000	33,000,000	317,621,000	[5]	319,574,000	[5]	86,800,000	[5]	87,048,000	[5]	87,103,000	[5]	87,273,000	[5]
Notes payable																														$ 0	[4]	$ 0	[4]																	$ 0	[4]	$ 0	[4]																	$ 6,738,000	[4]	$ 9,230,000	[4]			$ 254,277,000																					$ 7,213,000	[4]	$ 9,848,000	[4]	$ 248,075,000

[1]	Weighted average of the costs of capital unobservable input range for the year ended December 31, 2012 was 10.8%.
[2]	Weighted averages of the annual revenue growth rates unobservable input range for the three months ended March 31, 2013 and 2012 were 2.6% and 2.4%, respectively.
[3]	Weighted average of the annual revenue growth rate unobservable input range for the year ended December 31, 2012 was 2.6%.
[4]	Represents obligations of OSI.
[5]	Represents obligations of New PRP.